Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	2020	2019
Zest Labs freshness hardware	$2,493	$2,493
Computers and software costs	222	222
Leasehold improvements – Pinnacle Frac	18	-
Machinery and equipment - Technology	200	200
Machinery and equipment – Commodity	3,405	-
Total property and equipment	6,338	2,915
Accumulated depreciation and impairment	(2,373)	(2,091)
Property and equipment, net	$3,965	$824